INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
11.	INCOME TAXES
The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. The Company’s subsidiary BaiJiaHuLian HK is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong in 2017 and during the first three months of 2018. From April 2018, BaiJiaHuLian HK is subject to an income tax rate of 8.25% for the first HKD2,000 of assessable profit and 16.5% for profit exceeding HKD2,000. No provision for Hong Kong profits tax was made as the Group had no estimated assessable profit that was subject to Hong Kong profits tax for the years ended December 31, 2018 and 2019.
The Company’s subsidiary, the VIE and the VIE’s
subsidiaries, which were entities incorporated in the PRC (the “PRC entities”), are subject to PRC Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008 with the following exceptions.
Beijing BaiJiaHuLian qualified as a High and New Technology Enterprise from 2017 to 2019 and accordingly was entitled to the 15% preferential tax rate during the period.
GaoTuYunJi newly qualified as a High and New Technology Enterprise during the year ended December 31, 2019 and accordingly w as
entitled to a 15% preferential tax rate from 2019 to 2021.
Beijing Lexuebang also qualified as a High and New Technology Enterprise during the year ended December 31, 2019. Furthermore, Beijing Lexuebang has applied for Software Enterprise and obtained the Certificate by the end of March 2020 Beijing Lexuebang accordingly adopted exemption from EIT for year 2019 and 2020, and
12.5% from 2021 to 2023.
The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expense	(3)	—	(16,441)
Deferred tax benefit ( expense )	4,623	(2,616)	(516)

	4,620	(2,616)	(16,957)

The principle components of deferred tax assets were as follows:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Deferred tax assets
Impairment loss on long-term investments	161	—	—
Deductible temporary difference related to advertising expenses	14	3,122	51,607
Net operating loss carrying forwards	65,137	70,941	19,461

Total deferred tax assets	65,312	74,063	71,068
Less: valuation allowance	(31,387)	(42,797)	(40,352)

Deferred tax assets net	33,925	31,266	30,716

As of December 31, 2019, the Group had net operating loss carried forward of RMB77,849 from the Company’s PRC entities, which will expire on various dates from December 31, 2020 to December 31, 202
9
.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
(Loss) income before provision for income taxes	(91,354)	21,397	242,239
Income tax (benefit) expense computed at an applicable tax rate of 25%	(22,839)	5,349	60,560
Effect of non-deductible expenses	7,354	4,100	11,010
Effect of research and development super-deduction	—	—	(38,078)
Effect of preferential tax rate	(878)	(18,243)	(10,399)
Effect on tax rates in different tax jurisdictions	—	—	(3,691)
Change in valuation allowance	11,743	11,410	(2,445)

	(4,620)	2,616	16,957

The movements of valuation allowance for the years end December 31, 2017, 2018 and 2019 are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the period	25,976	31,387	42,797
Additions	11,743	11,410	36,138
Decrease related to subsidiary disposals	(6,332)	—	—
Reversal	—	—	(38,583)

Balance at end of the period	31,387	42,797	40,352

If Beijing BaiJiaHuLian, GaoTuYunJi and Beijing Lexuebang did not enjoy income tax preferential tax rates for the years ended December 31, 2017, 2018 and 2019, the increase in income tax expenses and decrease in net income per share amounts would be as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Increase in income tax expenses	878	18,243	10,399
Decrease in net income per ordinary share-basic	0.01	0.20	0.08
Decrease in net income per ordinary share-diluted	0.01	0.20	0.07

The Group did not identify significant unrecognized tax benefits for the year ended December 31, 2019. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2019.
Aggregate undistributed earnings of the Company’s PRC subsidiaries and the VIE that are available for reinvestment. Upon distribution of such earnings, the Company will be subject to the PRC EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and the VIE do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed from the VIE to WFOE
in a manner that would not be subject to income tax.